Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 2,662,306	$ 2,630,090
Less accumulated amortization on:
Accumulated amortization of intangible assets	1,680,991	1,466,155
Less accumulated impairment on:
Intangible assets, net	981,315	1,163,935
Brands [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	162,575	168,508
Less accumulated amortization on:
Accumulated amortization of intangible assets	113,474	101,197
Software development costs [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	935,888	880,764
Less accumulated amortization on:
Accumulated amortization of intangible assets	664,536	578,383
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	1,524,623	1,541,507
Less accumulated amortization on:
Accumulated amortization of intangible assets	873,840	756,463
Computer Software [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	39,220	39,311
Less accumulated amortization on:
Accumulated amortization of intangible assets	$ 29,141	$ 30,112